Shareholder Report, Holdings (Details)	May 31, 2026
Fidelity Water Sustainability Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Water Sustainability Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Water Sustainability Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Water Sustainability Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Water Sustainability Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Water Sustainability Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Water Sustainability Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Water Sustainability Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Water Sustainability Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Water Sustainability Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Water Sustainability Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Water Sustainability Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fidelity Water Sustainability Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Water Sustainability Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Water Sustainability Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Water Sustainability Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Water Sustainability Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	62.60%
Fidelity Water Sustainability Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Water Sustainability Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Water Sustainability Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Water Sustainability Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Water Sustainability Fund | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Water Sustainability Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Water Sustainability Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Water Sustainability Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Water Sustainability Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable U.S. Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Sustainable U.S. Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Sustainable U.S. Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Sustainable U.S. Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Sustainable U.S. Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Sustainable U.S. Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainable U.S. Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Sustainable U.S. Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Sustainable U.S. Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable U.S. Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Sustainable U.S. Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Sustainable U.S. Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Sustainable U.S. Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Sustainable U.S. Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable U.S. Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Sustainable U.S. Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Sustainable U.S. Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Sustainable U.S. Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Sustainable U.S. Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Sustainable U.S. Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable U.S. Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable U.S. Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Fidelity Sustainable U.S. Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable U.S. Equity Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable U.S. Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable U.S. Equity Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable U.S. Equity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable U.S. Equity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable U.S. Equity Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable U.S. Equity Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable U.S. Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable U.S. Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Sustainable U.S. Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainable U.S. Equity Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable U.S. Equity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI Sustainable U.S. Equity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity SAI Sustainable U.S. Equity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Sustainable U.S. Equity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI Sustainable U.S. Equity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI Sustainable U.S. Equity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI Sustainable U.S. Equity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Sustainable U.S. Equity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Sustainable U.S. Equity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Sustainable U.S. Equity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Sustainable U.S. Equity Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity SAI Sustainable U.S. Equity Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity SAI Sustainable U.S. Equity Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity SAI Sustainable U.S. Equity Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Sustainable U.S. Equity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity SAI Sustainable U.S. Equity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Sustainable U.S. Equity Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity SAI Sustainable U.S. Equity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Sustainable U.S. Equity Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity SAI Sustainable U.S. Equity Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Sustainable U.S. Equity Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable U.S. Equity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Fidelity SAI Sustainable U.S. Equity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable U.S. Equity Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Sustainable U.S. Equity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable U.S. Equity Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Sustainable U.S. Equity Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Sustainable U.S. Equity Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Sustainable U.S. Equity Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable U.S. Equity Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Sustainable U.S. Equity Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Sustainable U.S. Equity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Fidelity SAI Sustainable U.S. Equity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Sustainable Sector Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Sustainable Sector Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI Sustainable Sector Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI Sustainable Sector Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Sustainable Sector Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Sustainable Sector Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Sustainable Sector Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Sustainable Sector Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Sustainable Sector Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Sustainable Sector Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Sustainable Sector Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity SAI Sustainable Sector Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Fidelity SAI Sustainable Sector Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI Sustainable Sector Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Sustainable Sector Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity SAI Sustainable Sector Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Sustainable Sector Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity SAI Sustainable Sector Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Sustainable Sector Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity SAI Sustainable Sector Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Sustainable Sector Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Sustainable Sector Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.50%
Fidelity SAI Sustainable Sector Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Sustainable Sector Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable Sector Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable Sector Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Sector Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable Sector Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Sustainable Sector Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Sustainable Sector Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable Sector Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable Sector Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity SAI Sustainable Sector Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Climate Action Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Climate Action Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Climate Action Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Climate Action Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Climate Action Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Climate Action Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Climate Action Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Climate Action Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Climate Action Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Climate Action Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Climate Action Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Climate Action Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Climate Action Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Climate Action Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Climate Action Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Climate Action Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Climate Action Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Climate Action Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Climate Action Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Climate Action Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Climate Action Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity Climate Action Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Climate Action Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Climate Action Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Climate Action Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Climate Action Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Climate Action Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Climate Action Fund | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Climate Action Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Climate Action Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Climate Action Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Climate Action Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Climate Action Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Climate Action Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Climate Action Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Climate Action Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Climate Action Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Climate Action Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Climate Action Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Climate Action Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Climate Action Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Climate Action Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity Advisor Climate Action Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class Z | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Climate Action Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Climate Action Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Climate Action Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Climate Action Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Climate Action Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Climate Action Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Climate Action Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Climate Action Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Climate Action Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Climate Action Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity Advisor Climate Action Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class M | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Climate Action Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Climate Action Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Climate Action Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Climate Action Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Climate Action Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Climate Action Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Climate Action Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Climate Action Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Climate Action Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Climate Action Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity Advisor Climate Action Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class I | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Climate Action Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Climate Action Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Climate Action Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Climate Action Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Climate Action Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Climate Action Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Climate Action Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Climate Action Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Climate Action Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Climate Action Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity Advisor Climate Action Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class C | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Climate Action Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Climate Action Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Climate Action Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Climate Action Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Climate Action Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Climate Action Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Climate Action Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Climate Action Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Climate Action Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Climate Action Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Climate Action Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Climate Action Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity Advisor Climate Action Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Climate Action Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Climate Action Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Climate Action Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity Advisor Climate Action Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Climate Action Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Climate Action Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Climate Action Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Climate Action Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Climate Action Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Climate Action Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Climate Action Fund - Class A | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Climate Action Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Advisor Climate Action Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Climate Action Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Agricultural Productivity Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Agricultural Productivity Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Agricultural Productivity Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Agricultural Productivity Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Agricultural Productivity Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Agricultural Productivity Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Agricultural Productivity Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Agricultural Productivity Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Agricultural Productivity Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Agricultural Productivity Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Agricultural Productivity Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Fidelity Agricultural Productivity Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Agricultural Productivity Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Fidelity Agricultural Productivity Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	74.80%
Fidelity Agricultural Productivity Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Agricultural Productivity Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Agricultural Productivity Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Agricultural Productivity Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Agricultural Productivity Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Agricultural Productivity Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Agricultural Productivity Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Agricultural Productivity Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Agricultural Productivity Fund | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Agricultural Productivity Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Fidelity Agricultural Productivity Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%